BUSINESS ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2024
Business Organization And Nature Of Operations
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 — BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

Genius Group Limited ( “GG”) is an AI-powered entrepreneur education group, with a mission to disrupt the current education model with a student-centered, life-long learning curriculum that prepares students with the leadership, entrepreneurial and life skills to succeed in today’s market. We are powering the exponential ecosystems of tomorrow for entrepreneurs, enterprises, governments and students through AI education and acceleration. The Company holds digital asset portfolio is mainly comprised of cryptocurrency, Bitcoin.

The GG operates through its main subsidiaries, GeniusU Ltd (“GU”), Education Angels (“EA”), E-Squared Education (“ESQ”), Property and Mastermind Networks Limited (“PIN”) and Revealed Films (“RF”). In 2023 the Company also operated through its subsidiary University of Antelope Valley (“UAV”) (see Note 38). The Company owns 100% ownership all of the subsidiaries except 96.5% in GeniusU Ltd. During the year 2023, the GG spun off Entrepreneur Resorts Limited (“ERL”).

GU, a Singapore company, which provides a full entrepreneur education system business development tools and management consultancy services to entrepreneurs.

EA generates revenue from parents of young children from 0-5 years old paying for an EA trained educator to both educate and care for their child. EA is required to be approved and in compliance by the New Zealand Ministry of Education (“MOE”) in order to operate and receive government funding. EA is approved by the MOE and 50% of EA educator fees are paid by the New Zealand Government.

ESQ is an entrepreneur education campus in South Africa, providing a full range of programs from pre-primary through primary school, secondary school, and vocational college.

PIN is a United Kingdom private limited company. PIN provides investment education through its fifty city chapters and monthly events in England, held both virtually and in-person.

RF is a United States based media production company that specializes in multi-part documentaries that cover topics such as wealth building, health and nutrition, medical issues, religion, and political matters.

UAV was an accredited university based on a 10-acre campus in the United States. The Company is currently under liquidation.

The three regions the Company operates in are: APAC (Asia Pacific, North Asia, and Australia); EMEA (Europe, Middle East, and Africa); and NASA (North America and South America).